Leases (Tables)	6 Months Ended
Jun. 30, 2026
Leases [Abstract]
Schedule of Information Pertaining to Right of Use Assets

Information pertaining to right of use assets is summarized as follows:

	As of
	June 30, 2026	December 31, 2025
Hostel and office equipment	$122,189	$77,120
Less: Accumulated amortization	(24,492)	(5,625)
Right of use assets, net	$97,697	$71,495

Schedule of Total Lease Cost

The Company recognized the following total lease cost related to the Company’s lease arrangements:

	For the Six Months Ended June 30,
Operating lease cost:	2026	2025
Operating lease	$20,426	$20,309
Expenses relating to short-term leases	24,640	10,842
Total lease cost	$45,066	$31,151

Other information related to leases for the six months ended June 30, 2026 and year ended December 31, 2025.

	As of
	June 30, 2026	December 31, 2025
Weighted-average remaining lease term - operating leases	2.18 years	2.71 years
Weighted-average discount rate - operating leases	3.35%	3.35%
Right of use assets obtained in exchange for new operating lease liabilities	$45,560	$74,310
Cash paid for amounts included in the measurement of lease liabilities – operating cash flow from operating leases	$(18,515)	$(40,882)

Schedule of Minimum Lease Payments

As of June 30, 2026, the present value of the net minimum lease payments are as follows:

Future Minimum Lease Payments	Operating Leases
2027	$60,276
2028	39,489
2029	720
2030	522
2031	31
Total remaining lease payments (undiscounted)	101,038
Less imputed interest	(2,769)
Present value of lease liabilities	$98,269

Schedule of Financing Arrangement

The Company acquired motor vehicles under a hire purchase financing arrangement for a total of $0 and $27,120 for the six months ended June 30, 2026 and year ended December 31, 2025, respectively.

	As of
	June 30, 2026	December 31, 2025
Finance lease liabilities	$100,907	$131,097
Less Finance lease liabilities – current	(57,702)	(59,172)
Finance lease liabilities – non-current	$43,205	$71,925

Schedule of Net Minimum Lease Payments

As of June 30, 2026, the net minimum lease payments are as follows:

Year Ended June 30,	Leases Payment
2027	62,744
2028	31,690
2029	7,826
2030	3,189
105,449
Less imputed interest	(4,542)
Finance lease liabilities	$100,907
Finance lease liabilities – current	$57,702
Finance lease liabilities – non-current	$43,205